Credit risk concentrations (Tables)	12 Months Ended
Dec. 31, 2022
Risks and Uncertainties [Abstract]
Summary of credit exposure
The following table summarizes the credit exposure of the Bank by geographic region. The exposure amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held.

	December 31, 2022				December 31, 2021
Geographic region	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash and cash equivalents, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Belgium	2,641	—	—	2,641	8,675	—	—	8,675
Bermuda	40,671	1,920,467	243,904	2,205,042	46,683	2,080,385	297,731	2,424,799
Canada	1,216,876	—	—	1,216,876	1,193,387	—	—	1,193,387
Cayman	36,609	1,236,373	233,599	1,506,581	39,018	1,060,328	379,518	1,478,864
Germany	20,422	—	—	20,422	85,886	—	—	85,886
Guernsey	1	674,562	199,714	874,277	1	735,786	169,904	905,691
Ireland	26,597	—	—	26,597	37,236	—	—	37,236
Japan	13,071	—	—	13,071	4,873	—	—	4,873
Jersey	—	150,769	35,042	185,811	—	78,048	34,298	112,346
Norway	99,777	—	—	99,777	57,132	—	—	57,132
Switzerland	2,748	—	—	2,748	2,441	—	—	2,441
The Bahamas	1,521	7,510	—	9,031	1,511	9,361	—	10,872
United Kingdom	715,750	1,131,710	108,406	1,955,866	990,624	1,304,835	117,200	2,412,659
United States	865,671	—	—	865,671	1,003,365	—	—	1,003,365
Other	2,781	—	—	2,781	4,026	—	—	4,026
Total gross exposure	3,045,136	5,121,391	820,665	8,987,192	3,474,858	5,268,743	998,651	9,742,252